SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                ----------------

                          DWS Short Duration Plus Fund

Effective August 28, 2006, the following information replaces similar disclosure in the "Understanding Distributions and Taxes" section of the above-noted fund's prospectuses:

The fund has a regular schedule for paying out any earnings to shareholders:

     o Income dividends: The fund declares dividends monthly and pays them monthly

















               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group


July 26, 2006
DSDPF-3601